SSgA Clarion Real Estate Fund
FUND SUMMARY SSgA CLARION REAL ESTATE FUND
INVESTMENT OBJECTIVE
SSgA Clarion Real Estate Fund seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The expense information has been restated to reflect current fees.
Shareholder Fees (USD $)	SSgA Clarion Real Estate Fund Institutional
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SSgA Clarion Real Estate Fund Institutional
Management Fee		0.65%
Distribution and Shareholder Service (12b-1) Fees		0.24%
Other Expenses		0.49%
Total Annual Fund Operating Expenses		1.38%
Less Fee Waivers and/or Expense Reimbursements	[1]	(0.38%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.00%
[1]	The fund’s investment adviser is contractually obligated until December 31, 2014 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 1.00% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
SSgA Clarion Real Estate Fund Institutional	102	400	719	1,624

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

During the most recent fiscal year, the fund’s turnover rate was 58% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
SSgA Clarion Real Estate Fund invests at least 80% of its net assets (plus borrowings, if any) in real estate investment trusts, or REITs. The fund is non-diversified, that is, compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer. The fund attempts to meet its objective through the active selection of REITs, primarily from those securities in the Dow Jones U.S. Select REIT® Index (the fund’s benchmark), and across different industry types and regions based on the fundamental research of the fund’s investment sub-adviser. The fund invests with a relatively long-term horizon.

In addition to REIT securities, the fund may invest up to 20% of its net assets in non-REIT real estate securities, as well as equity and fixed income securities of non-real estate companies. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash. The fund may take temporary defensive positions that are inconsistent with its principal investment strategies.
PRINCIPAL RISKS
It is possible to lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investing in this fund may involve more risks, and consequently, the fund may have a more volatile share price than a fund investing primarily in a diversified portfolio of equity securities of large, established U.S. corporations.
  Risks Common to Funds Investing Principally in Equity Securities.
  Market, Industry and Specific Holdings—The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.
  Liquidity Risk—The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell or value the securities at all.
  Non-Diversified Investments. To the extent the fund’s investments are weighted heavily in the securities of one or a few issuers, the fund is more vulnerable to events or developments affecting those issuers, including adverse market or economic events or developments, than a diversified fund.
  Real Estate Securities. The fund’s investments in companies that hold or manage real estate, including REITs, are subject to many of the risks associated with direct ownership of real estate, and may be affected by changes in general and local economic conditions. As a result of the fund’s investment strategy to invest primarily in publicly traded securities issued by REITs, the fund may be more susceptible to market conditions adversely affecting the investments of REITs than a fund more broadly invested.
Please refer to “Fund Objectives, Strategies and Risks” in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and compares the fund’s performance to the performance of a broad-based securities market index. The bar chart and the table provide some indication of the risks of investing in the fund. Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund. A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future. Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSgA Clarion Real Estate Fund

Highest Quarterly Results (2003-2012)	Lowest Quarterly Results (2003-2012)	Year-to- Date Ended
September 30, 2009: 30.54%	December 31, 2008: (41.84)%	September 30, 2013: 1.60%

Average Annual Total Returns For the Periods Ending December 31, 2012:
Average Annual Total Returns SSgA Clarion Real Estate Fund		1 Year	5 Years	10 Years
Institutional	[1]	15.54%	2.49%	10.47%
Institutional Return After Taxes on Distributions	[1]	14.89%	1.40%	8.62%
Institutional Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.09%	1.48%	8.47%
Dow Jones U.S. Select REIT® Index (reflects no deduction for fees, expenses or taxes)	[1]	17.26%	5.12%	11.50%
[1]	The returns would have been lower without the contractual fee waiver and/or expense reimbursement.

Fund returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and/or returns after taxes on distributions for certain periods because it reflects the tax benefit an investor may receive as a result of the capital losses that would have been incurred on the sale of fund shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).